Summary of significant accounting policies (Details) - Schedule of amortization of finite-lived intangible assets	6 Months Ended
Jun. 30, 2022
Trademark [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	10 years
Backlog [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	3 years
Customer relationship [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	5 years 6 months
Reacquired right [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets	1 year